Borrowings (Outstanding Balances and Related Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Borrowings [Abstract]
Short-term Debt, Average Outstanding Amount	$ 34,057	$ 36,514
Short-term Debt, Average Interest Rate During the Year	0.25%	0.21%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 55,183	$ 49,634
Short-term Debt, Weighted Average Interest Rate	0.36%	0.20%